SEPARATE ACCOUNT NO. 301

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company and the Contractowners of Separate Account No. 301

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the variable investment options of Separate Account No. 301 indicated in the table below as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the variable investment options of Separate Account No. 301 as of December 31, 2025, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

1290 VT SMALL CAP VALUE	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY
EQ/CAPITAL GROUP RESEARCH	EQ/LARGE CAP GROWTH MANAGED VOLATILITY
EQ/COMMON STOCK INDEX	EQ/LARGE CAP VALUE MANAGED VOLATILITY
EQ/CORE PLUS BOND	EQ/MODERATE ALLOCATION
EQ/EQUITY 500 INDEX	EQ/MONEY MARKET
EQ/INTERMEDIATE GOVERNMENT BOND	MULTIMANAGER AGGRESSIVE EQUITY
EQ/INTERNATIONAL EQUITY INDEX	MULTIMANAGER TECHNOLOGY

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account No. 301 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Separate Account No. 301 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 9, 2026

We have served as the auditor of one or more of the variable investment options of Separate Account No. 301 since 1993.

FSA-2

SEPARATE ACCOUNT NO. 301

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

	1290 VT SMALL CAP VALUE*	EQ/CAPITAL GROUP RESEARCH*	EQ/COMMON STOCK INDEX*	EQ/CORE PLUS BOND*	EQ/EQUITY 500 INDEX*	EQ/INTERMEDIATE GOVERNMENT BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$5,390,394	$4,548,686	$48,780,815	$944,687	$13,699,156	$2,147,886
Receivable for shares of the Portfolios sold	111	48	903	67	354	124

Total assets	5,390,505	4,548,734	48,781,718	944,754	13,699,510	2,148,010

Liabilities:
Payable for policy-related transactions	111	48	70,261	67	354	123
Accrued expenses	4,063	2,271	31,495	819	7,419	2,032

Total liabilities	4,174	2,319	101,756	886	7,773	2,155

Net Assets	$5,386,331	$4,546,415	$48,679,962	$943,868	$13,691,737	$2,145,855

Net Assets:
Accumulation unit values	$5,120,735	$4,540,438	$48,626,608	$943,695	$13,667,118	$2,145,629
Retained by Equitable Financial in Separate Account No. 301	265,596	5,977	53,354	173	24,619	226

Total Net Assets	$5,386,331	$4,546,415	$48,679,962	$943,868	$13,691,737	$2,145,855

Investments in shares of the Portfolios, at cost	$5,783,996	$3,584,007	$27,493,772	$1,065,659	$8,436,963	$2,245,336

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-3

SEPARATE ACCOUNT NO. 301

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MONEY MARKET*
Assets:
Investments in shares of the Portfolios, at fair value	$3,558,244	$737,192	$5,877,461	$6,347,542	$15,396,791	$11,724,827
Receivable for shares of the Portfolios sold	98	37	162	203	544	1,329
Receivable for policy-related transactions	—	—	—	—	—	69,179

Total assets	3,558,342	737,229	5,877,623	6,347,745	15,397,335	11,795,335

Liabilities:
Payable for policy-related transactions	98	37	163	202	357	—
Accrued expenses	2,227	543	3,556	4,207	16,362	—

Total liabilities	2,325	580	3,719	4,409	16,719	—

Net Assets	$3,556,017	$736,649	$5,873,904	$6,343,336	$15,380,616	$11,795,335

Net Assets:
Accumulation unit values	$3,552,421	$735,987	$5,861,447	$6,332,450	$15,340,529	$11,795,335
Retained by Equitable Financial in Separate Account No. 301	3,596	662	12,457	10,886	40,087	—

Total Net Assets	$3,556,017	$736,649	$5,873,904	$6,343,336	$15,380,616	$11,795,335

Investments in shares of the Portfolios, at cost	$2,539,965	$630,762	$5,662,472	$5,960,133	$17,189,428	$11,731,173

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-4

SEPARATE ACCOUNT NO. 301

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER TECHNOLOGY*
Assets:
Investments in shares of the Portfolios, at fair value	$7,927,075	$6,617,996
Receivable for shares of the Portfolios sold	224	197

Total assets	7,927,299	6,618,193

Liabilities:
Payable for policy-related transactions	223	197
Accrued expenses	4,747	3,794

Total liabilities	4,970	3,991

Net Assets	$7,922,329	$6,614,202

Net Assets:
Accumulation unit values	$7,903,051	$6,593,866
Retained by Equitable Financial in Separate Account No. 301	19,278	20,336

Total Net Assets	$7,922,329	$6,614,202

Investments in shares of the Portfolios, at cost	$6,408,369	$5,478,844

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-5

SEPARATE ACCOUNT NO. 301

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held (000’s)
1290 VT SMALL CAP VALUE	CLASS IB	483

EQ/CAPITAL GROUP RESEARCH	CLASS IB	122

EQ/COMMON STOCK INDEX	CLASS IA	916

EQ/CORE PLUS BOND	CLASS IA	278

EQ/EQUITY 500 INDEX	CLASS IB	143

EQ/INTERMEDIATE GOVERNMENT BOND	CLASS IA	221

EQ/INTERNATIONAL EQUITY INDEX	CLASS IA	256

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	CLASS IB	49

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	CLASS IB	182

EQ/LARGE CAP VALUE MANAGED VOLATILITY	CLASS IB	349

EQ/MODERATE ALLOCATION	CLASS IA	1,254

EQ/MONEY MARKET	CLASS IA	11,725

MULTIMANAGER AGGRESSIVE EQUITY	CLASS IA	106

MULTIMANAGER TECHNOLOGY	CLASS IB	161

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.

FSA-6

SEPARATE ACCOUNT NO. 301

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2025

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)
1290 VT SMALL CAP VALUE	0.38%	CLASS IB	$ 24.22	211
EQ/CAPITAL GROUP RESEARCH	0.38%	CLASS IB	$ 60.72	75
EQ/COMMON STOCK INDEX+	0.38%	CLASS IA	$ 1,066.93	46
EQ/CORE PLUS BOND+	0.38%	CLASS IA	$ 43.64	22
EQ/EQUITY 500 INDEX	0.38%	CLASS IB	$ 56.98	240
EQ/INTERMEDIATE GOVERNMENT BOND+	0.38%	CLASS IA	$ 85.94	25
EQ/INTERNATIONAL EQUITY INDEX+	0.38%	CLASS IA	$ 41.17	86
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.38%	CLASS IB	$ 28.41	26
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.38%	CLASS IB	$ 83.89	70
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.38%	CLASS IB	$ 26.75	237
EQ/MODERATE ALLOCATION+	0.38%	CLASS IA	$ 256.41	60
EQ/MONEY MARKET+	0.38%	CLASS IA	$ 45.35	260
MULTIMANAGER AGGRESSIVE EQUITY+	0.38%	CLASS IA	$ 265.54	30
MULTIMANAGER TECHNOLOGY	0.38%	CLASS IB	$ 147.20	45

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the estimated annual rate of charges applicable to unit values and includes charges related to administrative charges and estimated other operating expenses related to the Variable Investment Options. See Note 7 to the financial statements for the actual expense ratios applicable to the units. The charge is subject to change.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.
+	This Variable Investment Option is subject to a maximum expense limitation, as further described in Note 7 of these financial statements.

FSA-7

SEPARATE ACCOUNT NO. 301

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2025

	1290 VT SMALL CAP VALUE*	EQ/CAPITAL GROUP RESEARCH*	EQ/COMMON STOCK INDEX*	EQ/CORE PLUS BOND*	EQ/EQUITY 500 INDEX*	EQ/INTERMEDIATE GOVERNMENT BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$64,885	$19,111	$287,007	$47,931	$93,784	$64,795
Expenses:
Asset-based charges and other expenses .	20,210	15,745	184,032	3,878	49,881	9,005

Net Investment Income (Loss)	44,675	3,366	102,975	44,053	43,903	55,790

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(72,517)	97,744	3,988,337	(54,618)	964,978	(14,821)
Net realized gain distribution from the Portfolios	560,307	359,601	3,421,177	—	351,784	—

Net realized gain (loss)	487,790	457,345	7,409,514	(54,618)	1,316,762	(14,821)

Net change in unrealized appreciation (depreciation) of investments	(232,600)	287,868	(245,329)	91,674	735,369	79,753

Net Realized and Unrealized Gain (Loss) on Investments	255,190	745,213	7,164,185	37,056	2,052,131	64,932

Net Increase (Decrease) in Net Assets Resulting from Operations	$299,865	$748,579	$7,267,160	$81,109	$2,096,034	$120,722

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-8

SEPARATE ACCOUNT NO. 301

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MONEY MARKET*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$118,374	$15,357	$5,532	$83,744	$365,047	$443,315
Expenses:
Asset-based charges and other expenses .	12,809	2,801	22,856	23,928	61,209	46,300
Less: Reduction for expense limitation	—	—	—	—	—	(4,945)

Net Expenses	12,809	2,801	22,856	23,928	61,209	41,355

Net Investment Income (Loss)	105,565	12,556	(17,324)	59,816	303,838	401,960

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	260,824	27,112	(206,583)	94,454	(419,108)	(777)
Net realized gain distribution from the Portfolios	—	38,176	827,384	514,320	921,093	65

Net realized gain (loss)	260,824	65,288	620,801	608,774	501,985	(712)

Net change in unrealized appreciation (depreciation) of investments	551,251	97,377	21,647	(34,679)	750,885	(7,923)

Net Realized and Unrealized Gain (Loss) on Investments	812,075	162,665	642,448	574,095	1,252,870	(8,635)

Net Increase (Decrease) in Net Assets Resulting from Operations	$917,640	$175,221	$625,124	$633,911	$1,556,708	$393,325

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-9

SEPARATE ACCOUNT NO. 301

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER TECHNOLOGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$17,033	$—
Expenses:
Asset-based charges and other expenses .	30,020	24,046

Net Investment Income (Loss)	(12,987)	(24,046)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	553,959	(59,551)
Net realized gain distribution from the Portfolios	1,283,503	718,841

Net realized gain (loss)	1,837,462	659,290

Net change in unrealized appreciation (depreciation) of investments	(661,199)	851,951

Net Realized and Unrealized Gain (Loss) on Investments	1,176,263	1,511,241

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,163,276	$1,487,195

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-10

SEPARATE ACCOUNT NO. 301

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	1290 VT SMALL CAP VALUE*		EQ/CAPITAL GROUP RESEARCH*		EQ/COMMON STOCK INDEX*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$44,675	$54,370	$3,366	$45,698	$102,975	$167,188
Net realized gain (loss)	487,790	311,435	457,345	558,818	7,409,514	6,876,474
Net change in unrealized appreciation (depreciation) of investments	(232,600)	574,988	287,868	335,527	(245,329)	3,210,366

Net increase (decrease) in net assets resulting from operations	299,865	940,793	748,579	940,043	7,267,160	10,254,028

From Contractowners Transactions:
Payments received from contractowners	88,979	90,904	56,655	47,293	69,999	86,829
Transfers between Variable Investment Options including guaranteed interest account, net	(2,582)	(28,446)	32,131	7,739	(79,279)	(107,312)
Redemptions for contract benefits and terminations	(423,882)	(309,311)	(209,434)	(273,161)	(8,367,900)	(7,472,552)
Contract maintenance charges	(489)	(504)	(240)	(229)	(4,060)	(4,495)

Net increase (decrease) in net assets resulting from contractowners transactions	(337,974)	(247,357)	(120,888)	(218,358)	(8,381,240)	(7,497,530)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 301	56	1,486	—	—	(69,359)	—

Net Increase (Decrease) in Net Assets	(38,053)	694,922	627,691	721,685	(1,183,439)	2,756,498
Net Assets — Beginning of Year	5,424,384	4,729,462	3,918,724	3,197,039	49,863,401	47,106,903

Net Assets — End of Year	$5,386,331	$5,424,384	$4,546,415	$3,918,724	$48,679,962	$49,863,401

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-11

SEPARATE ACCOUNT NO. 301

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/CORE PLUS BOND*		EQ/EQUITY 500 INDEX*		EQ/INTERMEDIATE GOVERNMENT BOND*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$44,053	$54,915	$43,903	$58,548	$55,790	$51,823
Net realized gain (loss)	(54,618)	(12,081)	1,316,762	987,336	(14,821)	(10,883)
Net change in unrealized appreciation (depreciation) of investments	91,674	(55,173)	735,369	1,643,347	79,753	9,238

Net increase (decrease) in net assets resulting from operations	81,109	(12,339)	2,096,034	2,689,231	120,722	50,178

From Contractowners Transactions:
Payments received from contractowners	23,579	47,541	53,793	184,566	40,437	50,102
Transfers between Variable Investment Options including guaranteed interest account, net	(9,327)	(5,728)	15,306	26,399	1,641	12,656
Redemptions for contract benefits and terminations	(311,021)	(77,913)	(1,593,112)	(1,238,030)	(473,376)	(191,558)
Contract maintenance charges	(283)	(318)	(1,568)	(1,679)	(534)	(574)

Net increase (decrease) in net assets resulting from contractowners transactions	(297,052)	(36,418)	(1,525,581)	(1,028,744)	(431,832)	(129,374)

Net Increase (Decrease) in Net Assets	(215,943)	(48,757)	570,453	1,660,487	(311,110)	(79,196)
Net Assets — Beginning of Year	1,159,811	1,208,568	13,121,284	11,460,797	2,456,965	2,536,161

Net Assets — End of Year	$943,868	$1,159,811	$13,691,737	$13,121,284	$2,145,855	$2,456,965

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-12

SEPARATE ACCOUNT NO. 301

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$105,565	$89,723	$12,556	$15,079	$(17,324)	$(2,559)
Net realized gain (loss)	260,824	75,233	65,288	55,870	620,801	590,054
Net change in unrealized appreciation (depreciation) of investments	551,251	(2,211)	97,377	(60,194)	21,647	931,471

Net increase (decrease) in net assets resulting from operations	917,640	162,745	175,221	10,755	625,124	1,518,966

From Contractowners Transactions:
Payments received from contractowners	12,546	82,066	21,717	24,990	79,317	78,868
Transfers between Variable Investment Options including guaranteed interest account, net	15,079	(42,238)	1,938	(33,733)	(96,539)	30,415
Redemptions for contract benefits and terminations	(827,038)	(363,725)	(183,780)	(107,515)	(1,143,763)	(356,186)
Contract maintenance charges	(419)	(430)	(152)	(156)	(704)	(794)

Net increase (decrease) in net assets resulting from contractowners transactions	(799,832)	(324,327)	(160,277)	(116,414)	(1,161,689)	(247,697)

Net Increase (Decrease) in Net Assets	117,808	(161,582)	14,944	(105,659)	(536,565)	1,271,269
Net Assets — Beginning of Year	3,438,209	3,599,791	721,705	827,364	6,410,469	5,139,200

Net Assets — End of Year	$3,556,017	$3,438,209	$736,649	$721,705	$5,873,904	$6,410,469

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-13

SEPARATE ACCOUNT NO. 301

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*		EQ/MONEY MARKET*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$59,816	$76,065	$303,838	$363,985	$401,960	$552,397
Net realized gain (loss)	608,774	571,219	501,985	401,001	(712)	3,050
Net change in unrealized appreciation (depreciation) of investments	(34,679)	267,865	750,885	477,209	(7,923)	(336)

Net increase (decrease) in net assets resulting from operations	633,911	915,149	1,556,708	1,242,195	393,325	555,111

From Contractowners Transactions:
Payments received from contractowners	67,413	128,658	563,179	129,482	1,405,810	243,786
Transfers between Variable Investment Options including guaranteed interest account, net	(39,748)	(13,938)	(99,188)	84,524	438,791	429,159
Redemptions for contract benefits and terminations	(1,073,439)	(5,427,900)	(2,902,428)	(2,040,222)	(3,661,241)	(1,809,717)
Contract maintenance charges	(865)	(983)	(2,401)	(2,656)	(5,612)	(6,090)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,046,639)	(5,314,163)	(2,440,838)	(1,828,872)	(1,822,252)	(1,142,862)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 301	—	—	—	—	846,147	—

Net Increase (Decrease) in Net Assets	(412,728)	(4,399,014)	(884,130)	(586,677)	(582,780)	(587,751)
Net Assets — Beginning of Year	6,756,064	11,155,078	16,264,746	16,851,423	12,378,115	12,965,866

Net Assets — End of Year	$6,343,336	$6,756,064	$15,380,616	$16,264,746	$11,795,335	$12,378,115

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-14

SEPARATE ACCOUNT NO. 301

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MULTIMANAGER AGGRESSIVE EQUITY*		MULTIMANAGER TECHNOLOGY*
	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(12,987)	$1,697	$(24,046)	$(24,766)
Net realized gain (loss)	1,837,462	1,396,075	659,290	703,478
Net change in unrealized appreciation (depreciation) of investments	(661,199)	746,050	851,951	763,435

Net increase (decrease) in net assets resulting from operations	1,163,276	2,143,822	1,487,195	1,442,147

From Contractowners Transactions:
Payments received from contractowners	61,471	56,391	58,976	85,343
Transfers between Variable Investment Options including guaranteed interest account, net	(145,194)	94,430	(24,911)	61,431
Redemptions for contract benefits and terminations	(1,938,977)	(869,519)	(1,269,420)	(1,015,050)
Contract maintenance charges	(1,090)	(1,071)	(804)	(829)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,023,790)	(719,769)	(1,236,159)	(869,105)

Net Increase (Decrease) in Net Assets	(860,514)	1,424,053	251,036	573,042
Net Assets — Beginning of Year	8,782,843	7,358,790	6,363,166	5,790,124

Net Assets — End of Year	$7,922,329	$8,782,843	$6,614,202	$6,363,166

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-15

SEPARATE ACCOUNT NO. 301

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

The change in units outstanding for the years ended December 31, 2025 and 2024 were as follows:

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT SMALL CAP VALUE	CLASS IB	4	(19)	(15)	4	(16)	(12)

EQ/CAPITAL GROUP RESEARCH	CLASS IB	2	(4)	(2)	1	(5)	(4)

EQ/COMMON STOCK INDEX	CLASS IA	—	(8)	(8)	—	(9)	(9)

EQ/CORE PLUS BOND	CLASS IA	1	(8)	(7)	1	(2)	(1)

EQ/EQUITY 500 INDEX	CLASS IB	3	(32)	(29)	6	(28)	(22)

EQ/INTERMEDIATE GOVERNMENT BOND	CLASS IA	—	(5)	(5)	1	(3)	(2)

EQ/INTERNATIONAL EQUITY INDEX	CLASS IA	2	(25)	(23)	2	(13)	(11)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	CLASS IB	1	(7)	(6)	1	(6)	(5)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	CLASS IB	2	(16)	(14)	1	(5)	(4)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	CLASS IB	4	(45)	(41)	5	(249)	(244)

EQ/MODERATE ALLOCATION	CLASS IA	3	(12)	(9)	1	(9)	(8)

EQ/MONEY MARKET	CLASS IA	43	(84)	(41)	18	(47)	(29)

MULTIMANAGER AGGRESSIVE EQUITY	CLASS IA	—	(8)	(8)	1	(5)	(4)

MULTIMANAGER TECHNOLOGY	CLASS IB	1	(10)	(9)	2	(10)	(8)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-16

SEPARATE ACCOUNT NO. 301

Notes to Financial Statements

December 31, 2025

1.	Organization

Separate Account No. 301 (“the Account”) was established by Equitable Financial Life Insurance Company (“Equitable Financial”) and is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946-Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of EQ Advisors Trust (“EQAT” or the “Trust”). The Trust is an open-ended investment management company that sells shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trust has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

EQ Advisors Trust*

•	1290 VT Small Cap Value
•	EQ/Capital Group Research
•	EQ/Common Stock Index
•	EQ/Core Plus Bond
•	EQ/Equity 500 Index
•	EQ/Intermediate Government Bond
•	EQ/International Equity Index
•	EQ/International Value Managed Volatility
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Managed Volatility
•	EQ/Moderate Allocation
•	EQ/Money Market
•	Multimanager Aggressive Equity
•	Multimanager Technology

*	An affiliate of Equitable Financial providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 6 of these financial statements.

The Account is used to fund benefits under certain group annuity contracts and certificates (“Contracts”) in connection with individual retirement annuities and tax-sheltered annuity arrangements.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Financial’s other assets and liabilities. All Contracts are issued by Equitable Financial. The assets of the Account are the property of Equitable Financial. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises primarily from (1) contributions from Equitable Financial, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by Equitable Financial are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trust, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of

FSA-17

SEPARATE ACCOUNT NO. 301

Notes to Financial Statements (Continued)

December 31, 2025

2.	Significant Accounting Policies (Concluded)

assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trust using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed investment option, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed investment option of Equitable Financial’s General Account.

Transfers between Variable Investment Options including the guaranteed investment option, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed investment option. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance laws to set aside additional assets in Equitable Financial’s General Account to provide for other policy benefits. Equitable Financial’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Income Taxes:

The operations of the Account are included in the federal income tax return of Equitable Financial which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Financial is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Financial retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on

FSA-18

SEPARATE ACCOUNT NO. 301

Notes to Financial Statements (Continued)

December 31, 2025

3.	Fair Value Disclosures (Concluded)

the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Segment Reporting

Equitable Financial has identified its President and the President of Equitable Investment Management Group, LLC (“EIMG”) as the Chief Operating Decision Makers (“CODM”) assessing performance and making decisions about resource allocation for the Separate Account. The Separate Account is comprised of multiple subaccounts; each subaccount represents a variable investment option. As an investment company, the Separate Account engages in a single line of business, which typically involves managing funds that are segregated from the general assets of the Separate Account’s parent company. The Separate Account is used for products such as variable annuities and life insurance policies, where contractholders can choose from various investment options across different asset classes, which allow contractholders to diversify their portfolios according to their risk tolerance and investment goals.

The CODM determined that each variable investment option makes up one operating segment of the Separate Account. The Separate Account’s variable investment options are pre-determined in accordance with the terms of the prospectus. The financial information provided and reviewed by the CODM is consistent with those presented within the Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.

5.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2025 were as follows:

	Purchases	Sales
1290 VT Small Cap Value	$732,299	$465,235
EQ/Capital Group Research	473,276	231,251
EQ/Common Stock Index	3,758,915	8,619,516
EQ/Core Plus Bond	96,735	349,870
EQ/Equity 500 Index	617,912	1,748,532
EQ/Intermediate Government Bond	103,477	479,790
EQ/International Equity Index	177,289	871,766
EQ/International Value Managed Volatility	77,786	187,387
EQ/Large Cap Growth Managed Volatility	911,608	1,263,772
EQ/Large Cap Value Managed Volatility	684,111	1,157,248
EQ/Moderate Allocation	1,841,555	3,058,849
EQ/Money Market	3,015,793	3,659,973
Multimanager Aggressive Equity	1,367,703	2,121,730
Multimanager Technology	845,200	1,386,864

FSA-19

SEPARATE ACCOUNT NO. 301

Notes to Financial Statements (Continued)

December 31, 2025

6.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trust. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares. All share classes issued by EQAT are subject to fees for investment management, administration and other Portfolio expenses. Class IA and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that EQAT, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class IA and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), an indirect wholly-owned subsidiary of Equitable Financial and an affiliate of EIMG. The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, a wholly-owned subsidiary of Equitable Financial, serves as investment adviser of the Portfolios of EQAT. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable Financial, serves as administrator of the Portfolios of EQAT. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT. Expenses of the Portfolios of EQAT generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.54% to a high of 1.17% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AllianceBernstein L.P. (“AllianceBernstein”), serves as an investment sub-advisor for the EQ/Common Stock Index, EQ/Equity 500 Index and EQ/International Equity Index as well as a portion of EQ/Large Cap Value Managed Volatility, Multimanager Aggressive Equity and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by Equitable Holdings, Inc.

Equitable Advisors, LLC (“Equitable Advisors”) is the distributor and principal underwriter of the Account. Equitable Advisors is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Equitable Financial serves as the transfer agent for the Trust.

7.	Asset-based Charges and Contractowner Charges

The following charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. The charges are reflected as “Asset-based charges and direct operating expenses” in the Statement of Operations:

•	Administrative fees are charged at an effective annual rate of 0.25% of the net assets of each Variable Investment Option.

•

Direct operating expenses are paid to cover expenses attributable to the operations of each Variable Investment Option. Direct operating expenses include charges for auditing, printing and mailing expenses.

Under the Contracts, Equitable Financial reimburses the EQ/Common Stock, EQ/Intermediate Government Bond, EQ/ Moderate Allocation, and EQ/Money Market Variable Investment Options for the excess of the aggregate expense charges of each Variable Investment Option (including investment advisory fees and certain other Trust expenses attributable to assets of each Variable Investment Option invested in a Portfolio of the Trust and the asset-based charges of the Variable Investment Option, as described above) which during any calendar year exceed 1.50% of the average

FSA-20

SEPARATE ACCOUNT NO. 301

Notes to Financial Statements (Continued)

December 31, 2025

7.	Asset-based Charges and Contractowner Charges (Concluded)

daily net assets for EQ/Common Stock, EQ/Intermediate Government Bond, and EQ/Moderate Allocation, and 1.00% for EQ/Money Market. In addition, Equitable Financial voluntarily reimburses EQ/Core Plus Bond, EQ/International Equity Index, and Multimanager Aggressive Equity for aggregate expenses in excess of 1.50% of each Variable Investment Option’s average daily net assets. The voluntary expense limitation may be discontinued by Equitable Financial at its discretion. The above expense reimbursement is disclosed in the Statements of Operations as Reduction for expense limitation.

If the annual amount of management fees applicable to the EQ/Intermediate Government Bond and the EQ/Money Market exceeds 0.35% of the average daily net asset value of either Portfolio, Equitable Financial will reimburse the related Fund for such excess. This expense limitation is a contractual right for Participants who enrolled prior to May 1, 1987 and cannot be changed without the consent of those Participants. Equitable Financial has voluntarily agreed to impose this expense limitation for Participants who enrolled after May 1, 1987 and reserves the right to discontinue this at any time. Any such reimbursements are reflected in the net unit value of the Variable Investment Option and are included in the Statements of Operations as a Reduction for expense limitation.

A quarterly Participant Service Charge is made for each participant at the end of each calendar quarter. Participant’s unit balances are reduced and proceeds are credited to Equitable Financial in payment of the participant’s service charge which will not exceed $30 per year.

The following are deducted at the time of transaction from the amounts being transacted. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Annuity administrative charge — if an annuity option is elected, a $350 charge is deducted from the amount used to purchase the annuity. This charge may be higher depending on the annuity purchase rate.

Taxes — a charge designed to approximate certain taxes that may be imposed and deducted from the amount applied to provide an annuity payout option.

8.	Financial Highlights

Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (including administrative charges and direct operating expenses) exclude the effect of expenses of the Portfolios and charges made directly to Contractowner accounts through redemption of units.

	At the year ended			For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Value	Expense Ratio*	Investment Income Ratio**	Total Return Ratio***

1290 VT Small Cap Value (Class IB)
2025	211	$5,121	$ 24.22	0.38%	1.21%	5.72%
2024	226	$5,173	$ 22.91	0.39%	1.47%	20.33%
2023	238	$4,523	$ 19.04	0.39%	1.15%	5.31%
2022	261	$4,720	$ 18.08	0.37%	0.43%	(0.28)%
2021	302	$5,467	$ 18.13	0.38%	1.07%	38.08%
EQ/Capital Group Research (Class IB)
2025	75	$4,540	$ 60.72	0.38%	0.46%	19.36%
2024	77	$3,914	$ 50.87	0.39%	1.63%	29.37%
2023	81	$3,194	$ 39.32	0.39%	0.36%	22.53%
2022	81	$2,597	$ 32.09	0.37%	0.16%	(19.29)%
2021	93	$3,690	$ 39.76	0.38%	0.00%	22.60%

EQ/Common Stock Index (Class IA)
2025	46	$48,627	$1,066.93	0.38%	0.59%	15.86%
2024	54	$49,762	$ 920.84	0.39%	0.72%	22.60%
2023	63	$47,031	$ 751.12	0.39%	1.11%	24.65%
2022	67	$40,610	$ 602.59	0.37%	0.74%	(19.79)%
2021	76	$56,849	$ 751.22	0.38%	0.67%	24.46%

FSA-21

SEPARATE ACCOUNT NO. 301

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended			For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Value	Expense Ratio*	Investment Income Ratio**	Total Return Ratio***

EQ/Core Plus Bond (Class IA)
2025	22	$944	$ 43.64	0.38%	4.65%	8.05%
2024	29	$1,160	$ 40.39	0.39%	5.03%	(1.05)%
2023	30	$1,208	$ 40.82	0.39%	2.22%	4.13%
2022	34	$1,322	$ 39.20	0.37%	2.53%	(13.26)%
2021	32	$1,459	$ 45.19	0.38%	1.31%	(2.06)%

EQ/Equity 500 Index (Class IB)
2025	240	$13,667	$ 56.98	0.38%	0.71%	16.79%
2024	269	$13,101	$ 48.79	0.39%	0.85%	23.83%
2023	291	$11,446	$ 39.40	0.39%	0.98%	25.08%
2022	348	$10,967	$ 31.50	0.37%	1.04%	(18.84)%
2021	379	$14,703	$ 38.81	0.38%	0.83%	27.50%

EQ/Intermediate Government Bond (Class IA)
2025	25	$2,146	$ 85.94	0.38%	2.71%	5.13%
2024	30	$2,457	$ 81.75	0.39%	2.44%	2.01%
2023	32	$2,536	$ 80.14	0.39%	2.65%	3.47%
2022	33	$2,580	$ 77.45	0.37%	0.93%	(7.98)%
2021	36	$3,021	$ 84.17	0.38%	0.69%	(2.49)%

EQ/International Equity Index (Class IA)
2025	86	$3,552	$ 41.17	0.38%	3.48%	30.99%
2024	109	$3,436	$ 31.43	0.39%	2.86%	4.45%
2023	120	$3,598	$ 30.09	0.39%	2.80%	18.60%
2022	129	$3,265	$ 25.37	0.37%	2.39%	(12.21)%
2021	139	$4,019	$ 28.90	0.38%	3.16%	10.52%

EQ/International Value Managed Volatility (Class IB)
2025	26	$736	$ 28.41	0.38%	2.06%	26.21%
2024	32	$721	$ 22.51	0.39%	2.22%	1.03%
2023	37	$827	$ 22.28	0.39%	2.10%	18.13%
2022	41	$764	$ 18.86	0.37%	1.56%	(13.96)%
2021	44	$971	$ 21.92	0.38%	2.13%	9.93%

EQ/Large Cap Growth Managed Volatility (Class IB)
2025	70	$5,861	$ 83.89	0.38%	0.09%	10.64%
2024	84	$6,400	$ 75.82	0.39%	0.34%	29.61%
2023	88	$5,132	$ 58.50	0.39%	0.37%	38.46%
2022	110	$4,662	$ 42.25	0.37%	0.06%	(30.85)%
2021	144	$8,813	$ 61.10	0.38%	0.00%	23.91%

EQ/Large Cap Value Managed Volatility (Class IB)
2025	237	$6,332	$ 26.75	0.38%	1.32%	10.22%
2024	278	$6,747	$ 24.27	0.39%	1.42%	13.68%
2023	522	$11,148	$ 21.35	0.39%	2.33%	13.56%
2022	351	$6,604	$ 18.80	0.37%	1.25%	(11.94)%
2021	386	$8,238	$ 21.35	0.38%	0.86%	24.34%

EQ/Moderate Allocation (Class IA)
2025	60	$15,341	$ 256.41	0.38%	2.24%	9.75%
2024	69	$16,230	$ 233.63	0.39%	2.54%	7.50%
2023	77	$16,820	$ 217.34	0.39%	1.87%	11.92%
2022	87	$16,852	$ 194.20	0.37%	1.21%	(15.77)%
2021	96	$22,112	$ 230.57	0.38%	2.51%	8.01%

EQ/Money Market (Class IA)
2025	260	$11,795	$ 45.35	0.34%	3.60%	11.10%****
2024	301	$12,303	$ 40.82	0.32%	4.56%	4.35%
2023	330	$12,894	$ 39.12	0.31%	4.36%	4.13%
2022	347	$13,028	$ 37.57	0.33%	1.09%	0.78%
2021	378	$14,086	$ 37.28	0.38%	0.00%	(0.08)%

FSA-22

SEPARATE ACCOUNT NO. 301

Notes to Financial Statements (Concluded)

December 31, 2025

8.	Financial Highlights (Concluded)

	At the year ended			For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Value	Expense Ratio*	Investment Income Ratio**	Total Return Ratio***

Multimanager Aggressive Equity (Class IA)
2025	30	$7,903	$ 265.54	0.38%	0.21%	15.88%
2024	38	$8,767	$ 229.15	0.39%	0.41%	30.35%
2023	42	$7,348	$ 175.80	0.39%	0.37%	37.76%
2022	44	$5,647	$ 127.61	0.37%	0.00%	(32.41)%
2021	47	$8,928	$ 188.81	0.38%	0.00%	20.05%

Multimanager Technology (Class IB)
2025	45	$6,594	$ 147.20	0.38%	0.00%	25.42%
2024	54	$6,348	$ 117.37	0.39%	0.00%	25.60%
2023	62	$5,779	$ 93.45	0.39%	0.00%	48.97%
2022	66	$4,114	$ 62.73	0.37%	0.00%	(37.53)%
2021	78	$7,842	$ 100.41	0.38%	0.00%	20.37%

*	This ratio is shown net of reimbursements and waivers and does not include the expenses of the Portfolios.
**	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset charges, that result in direct reductions in the unit values. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
***	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premiums and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.
****	Upon review, Equitable Financial determined a discrepancy in the unit value, which underlying cause has been resolved. The reported unit value had a favorable impact to the policyholder and resulted to a higher total return.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2025 through April 9, 2026, the date on which the financial statements were issued. Except as noted below, there were no transactions or events that require adjustment to or disclosure in the accompanying financial statements.

Equitable Financial is a wholly-owned subsidiary of Equitable Financial Services, LLC, a Delaware corporation and a wholly-owned direct subsidiary of the Equitable Holdings. On March 26, 2026, Equitable Holdings, Inc., a Delaware corporation (“Equitable”), entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among Equitable, Corebridge Financial, Inc., a Delaware corporation (“Corebridge”), Mountain Holding, Inc., a newly formed Delaware corporation and wholly-owned subsidiary of Corebridge (“HoldCo”), Marcy Holding, Inc., a newly formed Delaware corporation and a wholly-owned subsidiary of HoldCo (“Equitable Merger Sub”), and Palisade Holding, Inc., a newly formed Delaware corporation and a wholly-owned subsidiary of HoldCo (“Corebridge Merger Sub”).

Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all stock merger transaction to combine their respective businesses by: (a) Corebridge Merger Sub merging with and into Corebridge, with Corebridge surviving such merger as a wholly-owned subsidiary of HoldCo (the “Corebridge Merger”), (b) immediately following the consummation of the Corebridge Merger, Equitable Merger Sub merging with and into Equitable, with Equitable surviving such merger as a wholly-owned subsidiary of HoldCo (the “Equitable Merger” and, together with the Corebridge Merger, the “Mergers”), and (c) as of the closing of the Mergers (the “Closing”), changing the name of HoldCo to “Equitable Holdings, Inc.”.

The Merger Agreement and the consummation of the transactions contemplated by the Merger Agreement have been unanimously approved by the boards of directors of both companies. The transaction is expected to close by year-end of 2026, subject to customary closing conditions, including the receipt of required regulatory approvals and approval of shareholders of both Corebridge and Equitable.

FSA-23